CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (1,454,614)	$ 394,228	$ 338,896
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	618,530	651,205	567,901
Amortization of deferred financing costs and original issue premiums	17,646	20,324	22,311
Interest accretion on finance lease liabilities	30,952	1,942	5,161
Net loss (gain) on disposal of property and equipment	987	(169)	1,518
Impairment loss recognized on property and equipment	8,127	9,590	0
Impairment loss recognized on goodwill	13,867	0	0
Write-off of other assets	0	7,556	0
Provision (reversal) for credit losses	133,597	33,176	(2,637)
Provision for input value-added tax	5,786	3,733	4,095
Loss on extinguishment of debt	19,952	6,333	3,461
Costs associated with debt modification	310	579	0
Share-based compensation	54,392	31,797	25,143
Net losses recognized on investment securities	165,440	41,737	111
Changes in operating assets and liabilities:
Accounts receivable	27,503	(77,627)	(60,475)
Inventories, prepaid expenses and other	(2,187)	(593)	(26,154)
Long-term prepayments, deposits and other	(29,606)	49,726	14,673
Accounts payable, accrued expenses and other	(470,570)	(341,756)	167,443
Other long-term liabilities	(1,075)	4,381	(8,078)
Net cash (used in) provided by operating activities	(860,963)	836,162	1,053,369
Cash flows from investing activities:
Payments for capitalized construction costs	(227,672)	(109,851)	(251,233)
Acquisition of property and equipment	(208,860)	(337,560)	(386,824)
Placement of bank deposits with original maturities over three months	(150,000)	(60,152)	(24,823)
Proceeds from sale of property and equipment	554	1,283	595
Withdrawals of bank deposits with original maturities over three months	150,000	60,152	34,675
Payments for intangible and other assets	(27,335)	(2,505)	(29,476)
Proceeds from sale of investment securities	410,001	49,669	40,013
Payments for investment securities	0	(617,848)	(45,048)
Acquisition of a subsidiary	0	(15,037)	0
Net cash used in investing activities	(53,312)	(1,031,849)	(662,121)
Cash flows from financing activities:
Principal payments on long-term debt	(1,454,837)	(2,592,631)	(592,573)
Payments of deferred financing costs	(84,057)	(28,825)	0
Dividends paid	(79,116)	(300,995)	(271,531)
Repurchase of shares	(44,977)	0	(655,652)
Principal payments on finance lease liabilities	(73)	0	(107)
Proceeds from exercise of share options	1,061	2,700	5,018
Net proceeds from issuance of shares of subsidiaries	218,441	83,233	277,881
Proceeds from long-term debt	2,707,165	2,933,632	1,095,714
Purchase of shares of a subsidiary	0	0	(199,267)
Net cash provided by (used in) financing activities	1,263,607	97,114	(340,517)
Effect of exchange rate on cash, cash equivalents and restricted cash	(26,064)	10,486	(12,624)
Increase (decrease) in cash, cash equivalents and restricted cash	323,268	(88,087)	38,107
Cash, cash equivalents and restricted cash at beginning of year	1,432,502	1,520,589	1,482,482
Cash, cash equivalents and restricted cash at end of year	1,755,770	1,432,502	1,520,589
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(251,438)	(253,312)	(239,338)
Cash paid for income taxes, net of refunds	(5,364)	(3,889)	(275)
Cash paid for amounts included in the measurement of lease liabilities—operating cash flows from operating leases	(22,362)	(40,542)	0
Change in operating lease liabilities arising from obtaining operating lease right-of-use assets and lease modification or other reassessment events	3,549	27,693	0
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	34,241	56,623	54,226
Change in input value-added tax related to acquisition of property and equipment	0	8,648	0
Change in accrued expenses and other current liabilities and other long-term liabilities related to construction costs	66,960	43,236	13,355
Change in amounts due from/to affiliated companies related to construction costs	0	0	7,759
Change in accrued expenses and other current liabilities related to acquisition of intangible assets	6,356	0	0
Deferred financing costs included in accrued expenses and other current liabilities	1,356	4,204	0
Change in accrued expenses and other current liabilities related to dividends declared to noncontrolling interests	8,243	0	0
Offering expenses capitalized for the issuance of shares of a subsidiary included in accrued expenses and other current liabilities	445	0	5,943
Repurchase of shares included in accrued expenses and other current liabilities	$ 0	$ 0	$ 1,670